Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net Loss	$ (9,277,867)	$ (5,275,101)	$ (9,003,901)	$ (4,908,736)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Amortization of Film and Television Costs	1,907,222	1,033,392	1,079,723	2,534,835
Depreciation and Amortization Expense	216,410	69,530	88,309	125,918
Accretion of Discount on Preferred Convertible Notes	288,609	399,123	678,015	0
Bad Debt Expense	0	2,400	2,400	66,502
Stock Issued for Services	119,798	0	322,605	130,000
Stock Compensation Expense	142,420	113,405	(16,588)	663,958
Loss on Extinguished Debt	4,432,819	0
Loss on Impairment of Assets			1,740,000	0
Decrease (Increase) in Operating Assets:
Accounts Receivable, net	(1,761,137)	2,054,496	2,418,706	(4,527,354)
Other Receivable	18,592	256,872	235,970	(256,872)
Inventory, net	3,298	1,407	1,773	(11,027)
Prepaid Expenses & Other Assets	(143,932)	(204,437)	(18,049)	94,577
Lease Deposits	(43,001)	(325,000)	(325,000)	0
Film and Television Costs, net	(2,324,023)	(3,014,150)	(5,025,236)	(2,825,426)
Increase (Decrease) in Operating Liabilities:
Accounts Payable	182,577	(92,751)	241,537	(266,645)
Accrued Salaries and Wages	104,594	(36,998)	(30,724)	35,722
Deferred Revenue and Advances	5,859	(85,610)	249,524	489,189
Participations Payable	1,220,536	304,217	(28,133)	0
Due To Related Parties	134,800	0	346,759	0
Accrued Expenses	136,010	(687,503)	(965,700)	1,468,489
Net Cash Used in Operating Activities	(4,636,416)	(5,486,708)	(8,008,010)	(7,186,870)
Cash Flows from Investing Activities:
Investment in Intangible Assets, net	0	(21,358)	(21,358)	(44,793)
Investment in Property and Equipment, net	(26,976)	(21,628)	(21,627)	(62,400)
Net Cash Used in Investing Activities	(26,976)	(42,986)	(42,985)	(107,193)
Cash Flows from Financing Activities:
Payments on Lease Liability	(115,567)	0
Proceeds from Sale of Securities Purchase Agreement, net	1,757,552	1,596,341
Proceeds from Warrant Exchange, Net	668,558	0	0	3,401,924
Repayment of Secured Convertible Notes	(970,834)	4,186,054
Proceeds from Sale of Common Stock, Net			1,596,341	5,699,534
Proceeds from Senior Secured Convertible Notes, Net			4,186,054	0
Repayment of Production Facility, Net	872,218	(2,676,748)	(2,144,445)	2,802,756
Net Cash Provided by Financing Activities	2,211,927	3,105,647	3,637,949	11,904,214
Net (Decrease) Increase in Cash, Cash Equivalents, and Restricted Cash	(2,451,465)	(2,424,047)	(4,413,046)	4,610,151
Beginning Cash, Cash Equivalents, and Restricted Cash	3,085,026	7,498,072	7,498,072	2,887,921
Ending Cash, Cash Equivalents, and Restricted Cash	633,561	5,074,026	3,085,026	7,498,072
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	435,129	104,758	271,244	3,227
Schedule of Non-Cash Financing and Investing Activities
Issuance of Common Stock for services rendered	457,301	1,563,002	1,985,607	0
Issuance of Common Stock in Relation to Sony Transaction			0	1,489,583
Beneficial Conversion Feature	2,008,907	353,333	$ 353,333	$ 0
Capitalization of Operating Lease Right to Use Asset	$ 2,245,093	$ 0